Debt (Details) - Part-6 - Acquisition Of Kuai Veterinary Clinic [Member] - Commercial Loan One [Member] - USD ($)	Jan. 11, 2021	Dec. 31, 2023
Farmers National Bank Of Danville [Member]
Debt [Line Items]
Loan amount	$ 1,105,000
Fixed interest rate	4.35%
Amended date		Feb. 25, 2041
First South National Bank [Member]
Debt [Line Items]
Fixed interest rate	4.35%
Fixed rate loan monthly payments	$ 6,903
Commercial loan issuance costs	$ 13,264